INVESTMENTS IN EQUITY METHOD INVESTEE (DETAILS TEXTUAL) - Kayser Technik Inc [Member] $ in Thousands	Aug. 05, 2003 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Business Acquisition Contingent Consideration Potential Cash Payments	$ 5